SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Subsequent Event [Member] 2012 Long-Term Incentive Equity Plan [Member]	Mar. 31, 2014 Subsequent Event [Member] Private Placement Offering [Member]	Mar. 31, 2014 Subsequent Event [Member] Private Placement Offering with Warrant [Member]	Mar. 31, 2014 Subsequent Event [Member] Private Placement Offering Without Warrant [Member]	Mar. 31, 2014 Subsequent Event [Member] Warrants Issued to Affiliate of New Director [Member]	Mar. 31, 2014 Subsequent Event [Member] Accrued Salary [Member]	Mar. 31, 2014 Subsequent Event [Member] Advisory Services [Member]	Mar. 31, 2014 Subsequent Event [Member] Advisory Services Related to Strategy, Distribution, Sales and Sales Channels and Investor Relations [Member]	Mar. 31, 2014 Private Placement Offering [Member]	Dec. 31, 2013 Private Placement Offering [Member]	Mar. 31, 2014 Advisory Services [Member]	Dec. 31, 2012 Advisory Services [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of private placement offerings				2							2
Stock Issued During Period, Value, New Issues (in Dollars)	$ 1,835,000	$ 468,682		$ 1,835,000	$ 835,000	$ 1,000,000					$ 835,000	$ 468,682
Stock Issued During Period, Shares, New Issues					917,583	1,098,901					917,583	1,171,705
Shares Issued, Price Per Share (in Dollars per share)	$ 4.00				$ 0.91	$ 0.91
Class of Warrant or Right, Term					5 years		5 years		5 years		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)					$ 0.91		$ 0.91		$ 0.91		$ 0.91
Stock Issued During Period, Shares, Restricted Stock Award, Gross			465,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			one							six month vesting period
Class of Warrant or Right, Granted							183,454		13,740
Stock Issued During Period, Shares, to Employees in Lieu of Cash	42,714	42,714						23,272
Stock Issued During Period, Shares, Issued for Services									82,418				82,418	250,000
Number of Service Providers										2
Share-based Compensation Arrangement by Share-based Payment Award, Description										The Company granted to each advisor 100,000 shares of restricted Common Stock, subject to forfeiture if the advisor terminates or materially breaches the agreement before the six-month anniversary thereof.
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)										$ 260,000